COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2021	Oct. 13, 2020	Oct. 06, 2020	Sep. 25, 2020	Sep. 21, 2020	Sep. 15, 2020	Sep. 09, 2020	Sep. 08, 2020	Sep. 02, 2020	Aug. 18, 2020	Aug. 13, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	Jun. 03, 2020	May 29, 2020	May 28, 2020	May 27, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 07, 2020	May 04, 2020	Apr. 28, 2020	Apr. 01, 2020	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020	Jan. 01, 2020
Fair value of warrants issued	$ 307		$ 307
Warrants issued to purchase common stock	12,300,000		12,300,000
Automobile lease [Member]
Monthly payment	$ 395	$ 278	$ 395	$ 278
Shahram Khial [Member]
Fair value of warrants issued	$ 12		$ 12																																$ 12
Warrants issued to purchase common stock	500,000		500,000																																500,000
Warrants exercise price	$ 0.60		$ 0.60																																$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025													$ 0.000025																			$ 0.000025
Shahram Khial One [Member]
Fair value of warrants issued	$ 12		$ 12													$ 12
Warrants issued to purchase common stock	500,000		500,000													500,000
Warrants exercise price	$ 0.60		$ 0.60													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025													$ 0.000025
Ybelka Saint Hilaire [Member]
Fair value of warrants issued	$ 5		$ 5																						$ 5
Warrants issued to purchase common stock	200,000		200,000																						200,000
Warrants exercise price	$ 0.60		$ 0.60																						$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																						$ 0.000025
Willy Rafael Saint-Hilaire [Member]
Fair value of warrants issued	$ 5		$ 5																									$ 5
Warrants issued to purchase common stock	200,000		200,000																									200,000
Warrants exercise price	$ 0.60		$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																									$ 0.000025
Marvin A Saint-Hilaire [Member]
Fair value of warrants issued	$ 2		$ 2																										$ 2
Warrants issued to purchase common stock	100,000		100,000																										100,000
Warrants exercise price	$ 0.60		$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																										$ 0.000025
Joan R. Saint-Hilaire [Member]
Fair value of warrants issued	$ 2		$ 2																										$ 2
Warrants issued to purchase common stock	100,000		100,000																										100,000
Warrants exercise price	$ 0.60		$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																										$ 0.000025
Jacob Colvin [Member]
Fair value of warrants issued	$ 5		$ 5																													$ 5
Warrants issued to purchase common stock	200,000		200,000																													200,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Brett Matus [Member]
Fair value of warrants issued	$ 5		$ 5																													$ 5
Warrants issued to purchase common stock	200,000		200,000																													200,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Arnulfo Saucedo-Bardan [Member]
Website development, design maintenance and other IT services					$ 5,000																																			$ 5,000
Fair value of warrants issued	$ 25		$ 25																															$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000																															1,000,000
Warrants exercise price	$ 0.60		$ 0.60																															$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																															$ 0.000025
Payment period	Monthly		Monthly
Roy S Worbets [Member]
Fair value of warrants issued	$ 5		$ 5																	$ 5
Warrants issued to purchase common stock	200,000		200,000																	200,000
Warrants exercise price	$ 0.60		$ 0.60																	$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																	$ 0.000025
Wendell and Sharon Piper [Member]
Fair value of warrants issued	$ 5		$ 5																											$ 5
Warrants issued to purchase common stock	200,000		200,000																											200,000
Warrants exercise price	$ 0.60		$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																											$ 0.000025
Rudy Chacon [Member]
Fair value of warrants issued	$ 5		$ 5																														$ 5
Warrants issued to purchase common stock	200,000		200,000																														200,000
Warrants exercise price	$ 0.60		$ 0.60																														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																														$ 0.000025
Arnold F. Sock [Member]
Fair value of warrants issued	$ 12		$ 12																														$ 12
Warrants issued to purchase common stock	500,000		500,000																														500,000
Warrants exercise price	$ 0.60		$ 0.60																														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																														$ 0.000025
Munti Consulting LLC [Member]
Fair value of warrants issued	$ 25		$ 25																																				$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000																																				1,000,000
Warrants exercise price	$ 0.60		$ 0.60																																				$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																																				$ 0.000025
Nasrin Montazer [Member]
Fair value of warrants issued	$ 12		$ 12				$ 12
Warrants issued to purchase common stock	500,000		500,000				500,000
Warrants exercise price	$ 0.60		$ 0.60				$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025				$ 0.000025
Jagjit Dhaliwal [Member]
Fair value of warrants issued	$ 25		$ 25			$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000			1,000,000
Warrants exercise price	$ 0.60		$ 0.60			$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025			$ 0.000025
Seyed M. Javad [Member]
Fair value of warrants issued	$ 5		$ 5					$ 5
Warrants issued to purchase common stock	200,000		200,000					200,000
Warrants exercise price	$ 0.60		$ 0.60					$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025					$ 0.000025
Richard W LeAndro Jr [Member]
Fair value of warrants issued	$ 12		$ 12						$ 12
Warrants issued to purchase common stock	500,000		500,000						500,000
Warrants exercise price	$ 0.60		$ 0.60						$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025						$ 0.000025
Donald Kitt [Member]
Fair value of warrants issued	$ 5		$ 5														$ 5
Warrants issued to purchase common stock	200,000		200,000														200,000
Warrants exercise price	$ 0.60		$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025														$ 0.000025
Donald Kitt [Member] | July 1, 2020 [Member]
Fair value of warrants issued	$ 5		$ 5
Warrants issued to purchase common stock	200,000		200,000
Warrants exercise price	$ 0.60		$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025
Richard W LeAndro [Member]
Fair value of warrants issued	$ 12		$ 12						$ 12
Warrants issued to purchase common stock	500,000		500,000						500,000
Warrants exercise price	$ 0.60		$ 0.60						$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025						$ 0.000025
Salvatore Marasa [Member]
Fair value of warrants issued	$ 5		$ 5							$ 5
Warrants issued to purchase common stock	200,000		200,000							200,000
Warrants exercise price	$ 0.60		$ 0.60							$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025							$ 0.000025
Pejham Khial [Member]
Fair value of warrants issued	$ 12		$ 12									$ 12
Warrants issued to purchase common stock	500,000		500,000									500,000
Warrants exercise price	$ 0.60		$ 0.60									$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025									$ 0.000025
Hongsing Phou [Member]
Fair value of warrants issued	$ 5		$ 5										$ 5
Warrants issued to purchase common stock	200,000		200,000										200,000
Warrants exercise price	$ 0.60		$ 0.60										$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025										$ 0.000025
Monica Shayestehpour [Member]
Fair value of warrants issued	$ 25		$ 25											$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000											1,000,000
Warrants exercise price	$ 0.60		$ 0.60											$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025											$ 0.000025
Monireh Sepahpour [Member]
Fair value of warrants issued	$ 12		$ 12												$ 12
Warrants issued to purchase common stock	500,000		500,000												500,000
Warrants exercise price	$ 0.60		$ 0.60												$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025												$ 0.000025
Willy A. Saint-Hilaire [Member]
Fair value of warrants issued	$ 25		$ 25																																		$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000																																		1,000,000
Warrants exercise price	$ 0.60		$ 0.60																																		$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																																		$ 0.000025	$ 0.000025
Theresa Kitt [Member]
Fair value of warrants issued	$ 5		$ 5														$ 5
Warrants issued to purchase common stock	200,000		200,000														200,000
Warrants exercise price	$ 0.60		$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025														$ 0.000025
Theresa Kitt [Member] | July 1, 2020 [Member]
Fair value of warrants issued	$ 5		$ 5														$ 5
Warrants issued to purchase common stock	200,000		200,000														200,000
Warrants exercise price	$ 0.60		$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025														$ 0.000025
Mohammad Sadrolashrafi [Member]
Fair value of warrants issued	$ 12		$ 12																												$ 12
Warrants issued to purchase common stock	500,000		500,000																												500,000
Warrants exercise price	$ 0.60		$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025								$ 0.50																				$ 0.000025
Malcolm Ziman [Member]
Fair value of warrants issued	$ 5		$ 5																													$ 5
Warrants issued to purchase common stock	200,000		200,000																													200,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Chris Knudsen [Member]
Fair value of warrants issued	$ 5		$ 5															$ 5
Warrants issued to purchase common stock	200,000		200,000															200,000
Warrants exercise price	$ 0.60		$ 0.60															$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025															$ 0.000025
Elvis E. Saint-Hilaire [Member]
Fair value of warrants issued	$ 5		$ 5																$ 5
Warrants issued to purchase common stock	200,000		200,000																200,000
Warrants exercise price	$ 0.60		$ 0.60																$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																$ 0.000025
Violet Gewerter [Member]
Fair value of warrants issued	$ 12		$ 12																		$ 12
Warrants issued to purchase common stock	500,000		500,000																		500,000
Warrants exercise price	$ 0.60		$ 0.60																		$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																		$ 0.000025
Kim Smith [Member]
Fair value of warrants issued	$ 12		$ 12																			$ 12
Warrants issued to purchase common stock	500,000		500,000																			500,000
Warrants exercise price	$ 0.60		$ 0.60																			$ 0.000025
Warrant issuance price	$ 0.000025		$ 0.000025																			$ 0.000025
Hassan M. Oji [Member]
Fair value of warrants issued	$ 7		$ 7																				$ 7
Warrants issued to purchase common stock	300,000		300,000																				300,000
Warrants exercise price	$ 0.60		$ 0.60																				$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																				$ 0.000025
Jeffery Connell [Member]
Fair value of warrants issued	$ 2		$ 2																					$ 2
Warrants issued to purchase common stock	100,000		100,000																					100,000
Warrants exercise price	$ 0.60		$ 0.60																					$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																					$ 0.000025
Richard R Shehane [Member]
Fair value of warrants issued	$ 5		$ 5																							$ 5
Warrants issued to purchase common stock	200,000		200,000																							200,000
Warrants exercise price	$ 0.60		$ 0.60																							$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																							$ 0.000025
James Bobrik [Member]
Fair value of warrants issued	$ 5		$ 5																								$ 5
Warrants issued to purchase common stock	200,000		200,000																								200,000
Warrants exercise price	$ 0.60		$ 0.60																								$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																								$ 0.000025
Steven A. Fishman [Member]
Fair value of warrants issued	$ 5		$ 5																											$ 5
Warrants issued to purchase common stock	200,000		200,000																											200,000
Warrants exercise price	$ 0.60		$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																											$ 0.000025
Brian D. Colvin [Member]
Fair value of warrants issued	$ 25		$ 25																													$ 5
Warrants issued to purchase common stock	1,000,000		1,000,000																													1,000,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Barry Cohen [Member]
Fair value of warrants issued	$ 5		$ 5																													$ 5
Warrants issued to purchase common stock	200,000		200,000																													200,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Glen J. Rineer [Member]
Fair value of warrants issued	$ 5		$ 5																													$ 5
Warrants issued to purchase common stock	200,000		200,000																													200,000
Warrants exercise price	$ 0.60		$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																													$ 0.000025
Sadegh Salmassi [Member]
Fair value of warrants issued	$ 5		$ 5																														$ 5
Warrants issued to purchase common stock	200,000		200,000																														200,000
Warrants exercise price	$ 0.60		$ 0.60																														$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																														$ 0.000025
Addicted 2 Marketing LLC [Member]
Fair value of warrants issued	$ 2		$ 2																																	$ 2
Warrants issued to purchase common stock	100,000		100,000																																	100,000
Warrants exercise price	$ 0.60		$ 0.60																																	$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																																	$ 0.000025
BBCKQK Trust Kevin Wiltz [Member]
Fair value of warrants issued	$ 25		$ 25																																		$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000																																		1,000,000
Warrants exercise price	$ 0.60		$ 0.60																																		$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025																																		$ 0.000025
Marjan Tina Reno Suwano [Member]
Fair value of warrants issued	$ 25		$ 25		$ 25																																			$ 25
Warrants issued to purchase common stock	1,000,000		1,000,000		1,000,000																																			1,000,000
Warrants exercise price	$ 0.60		$ 0.60		$ 0.60																																			$ 0.60
Warrant issuance price	$ 0.000025		$ 0.000025		$ 0.000025																																			$ 0.000025